Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Goodwill by Reportable Segments
The table below summarizes changes in the carrying amount of goodwill by business segment.

Dollars in millions	Government Solutions	Sustainable Technology Solutions	Total
Balance as of January 1, 2019	$977	$288	$1,265
Foreign currency translation	1	(1)	—
Balance as of December 31, 2019	$978	$287	$1,265
Goodwill acquired during the period (Note 4)	589	—	589
Goodwill reallocation	19	(19)	—
Impairment loss	—	(99)	(99)
Foreign currency translation	3	3	6
Balance as of December 31, 2020	$1,589	$172	$1,761

Cost and Accumulated Amortization of Intangible Assets	The cost and accumulated amortization of our intangible assets were as follows:

Dollars in millions	December 31, 2020
	Weighted Average Remaining Useful Lives	Intangible Assets, Gross	Accumulated Amortization	Intangible Assets, Net
Trademarks/trade names	Indefinite	$50	$—	$50
Customer relationships	15	470	(100)	370
Developed technologies	19	75	(37)	38
Contract backlog	18	291	(76)	215
Other	13	25	(15)	10
Total intangible assets		$911	$(228)	$683

	December 31, 2019
	Weighted Average Remaining Useful Lives	Intangible Assets, Gross	Accumulated Amortization	Intangible Assets, Net
Trademarks/trade names	Indefinite	$61	$—	$61
Customer relationships	16	271	(83)	188
Developed technologies	22	68	(36)	32
Contract backlog	19	255	(52)	203
Other	14	24	(13)	11
Total intangible assets		$679	$(184)	$495

Amortization Expense of Intangible Assets	Our intangibles amortization expense is presented below:

	Years ended December 31,
Dollars in millions	2020	2019	2018
Intangibles amortization expense	$42	$33	$32

Expected Amortization Expense of Intangibles
Our expected intangibles amortization expense for the next five years is presented below:

Dollars in millions	Expected future intangibles amortization expense
2021	$63
2022	$37
2023	$37
2024	$37
2025	$37
Beyond 2025	$422